Equipment on Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Equipment on Operating Leases [Abstract]
Summary of equipment on operating leases

A summary of equipment on operating leases as of December 31, 2012, and 2011 is as follows:

	2012	2011
	(in millions)
Equipment on operating leases	$951	$854
Accumulated depreciation	(184)	(188)

Net equipment on operating leases	$767	$666

Lease payments owed for equipment under operating leases	Lease payments owed to CNH for equipment under non-cancelable operating leases as of December 31, 2012, are as follows:

Amount
(in millions)
2013	$101
2014	62
2015	25
2016	10
2017	2

Total	$200